Intangible assets (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	KWE Inc	KWE PSSC	KWE PSSC	POC	POC	POC
	PhantomTM	PARA OPSTM	PARA OPSTM	ARWENTM	Customer	Purchase
Cost	System	System	Patent	Tradename	Relationships	Orders	Total
Balance at September 30, 2021	$564,700	$2,906,219	$-	$-	$-	$-	$3,470,919
Additions	584,885	562,996	28,783	-	-	-	1,176,664
Acquisition	-	-	-	44,000	50,000	100,000	194,000
Amortization	-	-	-	(6,968)	(3,959)	-	(10,927)
Recognition of open orders	-	-	-	-	-	(87,802)	(87,802)
Balance at September 30, 2022	$1,149,585	$3,469,215	$28,783	$37,032	$46,041	$12,198	$4,742,854
Additions	19,855	1,091,819	11,512	-	-	-	1,123,186
Impairment charge	(1,169,440)	-	-	-	-	-	(1,169,440)
Amortization	-	(562,640)	-	(8,800)	(5,000)	-	(576,440)
Recognition of open orders	-	-	-	-	-	(7,811)	(7,811)
Balance at September 30, 2023	$-	$3,998,394	$40,295	$28,232	$41,041	$4,387	$4,112,350